Deposits - Schedule of maturity profile of the bank's deposits, excluding interest payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 3,190,716	$ 3,036,228
Demand
Disclosure of deposits from customers [Line Items]
Deposits from customers	233,757	362,356
Up to 1 month
Disclosure of deposits from customers [Line Items]
Deposits from customers	999,043	842,472
From 1 month to 3 months
Disclosure of deposits from customers [Line Items]
Deposits from customers	969,960	926,902
From 3 month to 6 months
Disclosure of deposits from customers [Line Items]
Deposits from customers	385,972	641,526
From 6 month to 1 year
Disclosure of deposits from customers [Line Items]
Deposits from customers	554,402	233,081
From 1 year to 2 years
Disclosure of deposits from customers [Line Items]
Deposits from customers	31,287	29,891
From 2 years to 5 years
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 16,295	$ 0